Organization and principal activities - Summary of VIE and VIE's Subsidiary Included in the Company's Consolidated Balance Sheets and Statements of Loss and Comprehensive Loss (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current assets
Cash and cash equivalent	$ 1,584,671		¥ 2,780,907		¥ 11,351,952
Short-term investment	120,119		0		860,484
Accounts receivable	50,149		884,853		359,247
Deferred offering costs	0		5,350,165		0
Prepaid expenses and other current assets	6,152,751		1,783,880		44,075,847
Total current assets	7,946,755		10,911,146		56,927,375
Non-current assets:
Property and equipment, net	4,398,780		33,714,952		31,511,097
Right-of-use assets, net	31,600		307,330		226,372
Total non-current assets	5,118,735		34,022,282		36,668,577
TOTAL ASSETS	13,065,490		44,933,428		93,595,952
Current liabilities:
Short-term borrowings	4,187,839		10,000,000		30,000,000
Accounts payable	5,868		411,219		42,038
Deferred revenue	235,540		2,621,402		1,687,317
Lease liabilities-current	30,599		180,135		219,202
Total current liabilities	4,787,168		14,455,837		34,293,365
Non-current liabilities:
Long-term borrowings	307,108		2,200,000		2,200,000
Lease liabilities-noncurrent	0		55,454		0
Other long-term liabilities	39,087		414,400		280,000
Total non-current liabilities	346,195		2,669,854		2,480,000
TOTAL LIABILITIES	5,133,363		17,125,691		36,773,365
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	14,985,369		65,063,327		107,349,192
Accumulated deficit	(6,946,479)		(37,278,750)		(49,761,797)
Total shareholders' equity	7,932,127		27,807,737		56,822,587
TOTAL LIABILITIES AND SHAREHOLDES' EQUITY	13,065,490		44,933,428		93,595,952
Income Statement [Abstract]
Revenues	4,968,599	¥ 35,593,055	45,976,421	¥ 154,226,006
Cost of revenues	(4,144,942)	(29,692,707)	(39,546,098)	(145,998,264)
Gross profit	823,657	5,900,348	6,430,323	8,227,742
Operating expenses	(2,690,490)	(19,273,589)	(13,897,808)	(27,452,452)
Loss from operations	(1,866,833)	(13,373,241)	(7,467,485)	(19,224,710)
Other income, net	272,802	1,954,244	4,500,552	2,630,368
Income tax (expenses)/benefit	13,588	97,342	46,054	(248,419)
Net loss	(1,742,567)	(12,483,047)	(4,055,592)	(17,630,834)
Statement of Cash Flows [Abstract]
Net cash used in operating activities		(58,731,377)	55,031	(4,758,992)
Net change in cash and cash equivalents	1,196,471	8,571,045	629,727	(726,361)
Cash and cash equivalents at beginning of the years	388,200	2,780,907	2,151,180	2,877,541
Cash and cash equivalents at end of the years	$ 1,584,671	11,351,952	2,780,907	2,151,180
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalent			1,207,617		998,945
Short-term investment			0		198,660
Accounts receivable			329,773		265,679
Deferred offering costs			5,350,165		0
Amounts due from group companies			0		162,835
Prepaid expenses and other current assets			1,517,679		17,194,241
Total current assets			8,405,234		19,020,360
Non-current assets:
Property and equipment, net			33,714,952		31,511,097
Right-of-use assets, net			307,330		62,624
Total non-current assets			34,022,282		31,573,721
TOTAL ASSETS			42,427,516		50,594,081
Current liabilities:
Short-term borrowings			10,000,000		30,000,000
Accounts payable			903,083		42,038
Deferred revenue			805,087		30,090
Lease liabilities-current			180,135		55,454
Amounts due to group companies, current			0		490,716
Accrued expenses and other current liabilities			726,280		2,335,985
Total current liabilities			12,614,585		32,954,283
Non-current liabilities:
Long-term borrowings			2,200,000		2,200,000
Lease liabilities-noncurrent			55,454		0
Other long-term liabilities			414,400		280,000
Total non-current liabilities			2,669,854		2,480,000
TOTAL LIABILITIES			15,284,439		35,434,283
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital			65,063,327		58,213,162
Accumulated deficit			(37,920,250)		(43,053,364)
Total shareholders' equity			27,143,077		15,159,798
TOTAL LIABILITIES AND SHAREHOLDES' EQUITY			42,427,516		50,594,081
Income Statement [Abstract]
Revenues		16,042,669	21,874,310	152,148,255
Cost of revenues		(8,866,046)	(18,335,542)	(144,327,050)
Gross profit		7,176,623	3,538,768	7,821,205
Operating expenses		(13,160,857)	(11,967,525)	(27,441,426)
Loss from operations		(5,984,234)	(8,428,757)	(19,620,221)
Other income, net		851,120	3,924,741	1,895,021
Income tax (expenses)/benefit		0	71,265	(176,434)
Net loss		(5,133,114)	(4,432,751)	(17,901,634)
Statement of Cash Flows [Abstract]
Net cash used in operating activities		(18,361,521)	(1,125,633)	(5,098,061)
Net cash used in investing activities		(347,151)	(1,470,287)	(795,635)
Net cash provided by financing activities		18,500,000	2,042,038	4,807,797
Net change in cash and cash equivalents		(208,672)	(553,882)	(1,085,899)
Cash and cash equivalents at beginning of the years		1,207,617	1,761,499	2,847,398
Cash and cash equivalents at end of the years		¥ 998,945	1,207,617	¥ 1,761,499
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Current assets
Accounts receivable			¥ 0		¥ 200,000